SHAREHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2025
Shareholders Equity
SHAREHOLDERS’ EQUITY

NOTE 15 - SHAREHOLDERS’ EQUITY

A.	Share capital:

	Number of shares *
	December 31, 2025		December 31, 2024
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares USD 0.00000000012219451015625 par value	817,549,003,406,601,232,640	1,795,943	1,392	95

Preferred shares USD 0.0001 par value	200,000,000,000	-	200,000,000,000	-

Deferred shares Euro 1 par value	25,000	25,000	25,000	25,000

New Deferred shares USD 0.00000000000001 par value	7,999,999,999,999,982,413,677	-	-	-

*	The share and per share information in these financial statements reflects the 1-for-75, 1-for-28.5, 1-for-4.1 1-for-7, 1-for-10.89958 , 1-for-8 and 1:4.8828125 reverse share splits became effective on July 15, 2024, January 15, 2025, June 16, 2025, August 7, 2025, October 23, 2025, November 18, 2025 and February 17, 2026 respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”). See also Note 1.F- 1.K and 26.3.

Ordinary shares

Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the Company in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have a par value per share of $ 0.00000000012219451015625 and the Company does not have a limited amount of authorised capital.

New Deferred shares

The new deferred shares of $0.00000000000001 par value with the following rights: (i) each new deferred share shall not entitle the holder thereof to receive notice, attend or vote at general meetings of the Company; (ii) each New Deferred Share shall not entitle the holder thereof to participate in any dividends declared or paid by the Company; and (iii) on a return of capital on a winding up or otherwise, each New Deferred Share shall entitle the holder thereof to receive an amount of US$0.00000000000001 on each deferred share after an amount of $1,000,000,000 has been paid in respect of each ordinary share.

Preferred shares

Preferred shares of a nominal value of $0.0001 with such designation, rights and preferences as may be determined from time to time by the Company’s Board of Directors.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands, except share and per share data)

NOTE 15 - SHAREHOLDERS’ EQUITY (CONT.)

Deferred shares Euro 1 par value

Immediately prior to consummation of the Business Combination pursuant to the BCA and the SID, the Company had issued and paid-up share capital of (i) €25,000 representing 25,000 deferred shares of €1.00 each and (ii) $0.0001 representing one Ordinary Share of $0.0001 each in the capital of the Company, in order to satisfy statutory capitalization requirements for all Irish public limited companies.

B.	Changes in Share capital

During 2024

1.	On January 4, 2024, the Company issued 47 ordinary shares (nil after reverse stock splits) to a service provider in connection with certain investor relations services.

2.	Pursuant to Letter Agreement with Yorkville signed on February 2, 2024, the Company issued during the first quarter of 2024, 1,251 ordinary shares (nil after reverse stock splits) for an aggregate of $527 net proceeds and in addition in June 21, 2024 the investor exercised the 117 warrants (nil after reverse stock splits) into 117 ordinary shares (nil after reverse stock splits) at an exercise price of $4.7025 ($57,460 after reverse stock splits) per warrant.

3.	On February 1, 2024, the Company issued 234 ordinary shares (nil after reverse stock splits) to EF Hutton pursuant to their agreement as an underwriter.

4.	On February 20, 2024, the Company completed an underwritten public offering of 5,672 Ordinary Shares and pre-funded warrants (nil after reverse stock splits) at $513 ($6,268,574 after reverse stock splits) per share, generating gross proceeds of approximately $2.91 million. The offering included a provision for the issuance of pre-funded warrants, convertible on a 1-for-1 basis into Ordinary Shares at a price of $508 ($6,207,480 after reverse stock splits) per share, to prevent any purchaser from exceeding 4.99% beneficial ownership. After deducting discounts, commissions, and offering expenses, net proceeds amounted to approximately $2.69 million. The Company paid the underwriter a cash fee of 2.5% of the gross proceeds, alongside $100 in expenses. The pre-funded warrants met the fix for fix criteria and were classified as equity instrument.

As of December 31, 2024, the Company issued 1,620 ordinary shares at a subscription price per share of $513 ($6,268,574 after reverse stock splits) and 4,052 ordinary shares due to Pre-Funded Warrants (nil after reverse stock splits) exercise at a price per Pre-Funded Warrant of $508 ($6,207,480 after reverse stock splits).

5.	Pursuant to a private placement binding term sheet dated February 28, 2024, the Company issued 100,000 (8 after reverse stock splits) warrants to the investor with an exercise price of $0.05 ($610 after reverse stock splits) per share.

6.	During 2024, Alpha converted $2.3 million of convertible promissory note and accrued interest into an aggregate of 640 (nil after reverse stock splits) Ordinary Shares and exercised 1,838 (nil after reverse stock splits) Warrant A (see also note 7.B).

7.	On April 11, 2024, pursuant to a Securities Purchase Agreement with Alpha, the Company issued 5,532 (nil after reverse stock splits) warrants for a 5.5 years period with an exercise price of $336 ($4,105,732 after reverse stock splits) per warrant. In addition, pursuant to a Warrant Amendment and Inducement Letter, Alpha exercised his outstanding “B” warrants to purchase 1,225 (nil after reverse stock splits) Ordinary Shares. The Existing Warrants were issued to Alpha as of September 6, 2023 and had a fixed exercise price of $3,501 ($42,780,297 after reverse stock splits) per share. Pursuant to the Inducement Letter, Alpha agreed to exercise for cash the existing warrants in full at a reduced exercise price of $4.7025 ($57,460 after reverse stock splits) per share.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands, except share and per share data)

NOTE 15 - SHAREHOLDERS’ EQUITY (CONT.)

Alpha converted approximately $2,110 of the principal amount into 464,424 (38 after reverse stock splits) ordinary shares. As of December 31, 2024, Alpha exercised all the warrants pursuant to a cashless mechanism into 5,387 (nil after reverse stock splits) Ordinary Shares. (see also note 7.D).

8.	During the twelve-month period ended December 31, 2024, all the Cashless Warrants were fully exercised in cashless and converted into 472 (nil after reverse stock splits) ordinary shares. In addition, the Company issued another 290 (nil after reverse stock splits) ordinary shares according to an amendment to the agreement with certain former debtholders. (see note 8).

9.	During April 2024, a service provider exercised in a cashless transaction all its warrants and the Company issued 54 (nil after reverse stock splits) ordinary shares. In addition, the Company issued another 32 (nil after reverse stock splits) ordinary shares according to an amendment to the agreement with her.

10.	On April 24, 2024, the Company issued to Alpha 1,275 (nil after reverse stock splits) Ordinary Shares as a 1.5% commitment fee under the SPA signed on April 19, 2024 (see note 9).

11.	During the second quarter of 2024, the Company converted $569 of debt into 1,494 (nil after reverse stock splits) ordinary shares.

12.	On June 27, 2024, the Company converted $119 debt to 410 (nil after reverse stock splits) ordinary shares and issued 32 (nil after reverse stock splits) warrants at an exercise price of $4.7025 ($57,460 after reverse stock splits) per warrant.

13.	On July 10, 2024, the Company entered into a Letter of Intent (LOI) with PMB. Under the LOI, the Company restructured $1.3 million of its debt to PMB (see note 7.E). Subsequently, the Company entered into definitive agreements reflecting the terms of the LOI. PMB exchanged its shares in TrueGold, for 1,022 (nil after reverse stock splits) Company shares. The Company also issued 1,818 (nil after reverse stock splits) shares as consideration for PMB’s waivers and releases related to the debt.

14.	On July 19, 2024, pursuant to a Securities Purchase Agreement, the Company issued to Alpha 7,317 (nil after reverse stock splits) warrants for a 5.5 years period with an exercise price of $178 ($2,175,058 after reverse stock splits) per warrant. The warrants also may be exercised pursuant to a cashless mechanism. As of December 31, 2024, all of the warrants were exercised into 7,188 (nil after reverse stock splits) ordinary shares. (see note 7.F).

15.	On September 11, 2024, pursuant to a Securities Purchase Agreement, the Company issued to investors an aggregate of 55,789 (4 after reverse stock splits) ordinary shares, 131,930 (10 after reverse stock splits) Pre-Funded Warrants and 375,439 (30 after reverse stock splits) series A common warrants. On October 28, 2024, pursuant to the terms of the transaction, the Company further issued 195,381 (15 after reverse stock splits) Series B Common Warrants and an additional 390,763 (31after reverse stock splits) Series A Common Warrant.

As of 31 December 2024, the investors exercised all of Pre-Funded Warrants and Series B Common Warrants, and 277,439 (22 after reverse stock splits) of the Series A Common Warrants.

As of December 31, 2024, the outstanding Series A Common Warrant totalled 488,762 (39 after reverse stock splits) at an exercise price of $13.96 ($170,584 after reverse stock splits). (see note 11).

16.	On September 16, 2024, an investor converted $23 of its convertible security of the Company into 793 (nil after reverse stock splits) ordinary shares. (see note 8.C).

17.	During September 2024, a service provider exercised options into 48 (nil after reverse stock splits) ordinary shares in cashless exercise.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands, except share and per share data)

NOTE 15 - SHAREHOLDERS’ EQUITY (CONT.)

During 2025

(*) The amounts of ordinary shares and per share data, warrants, RSU, conversion price and exercise prices are after giving effect of all the reverse stock splits that occurred during as of the date of these financial statements.

1.	During the year ending December 31, 2025, the investor converted all the principal amount of Alpha April Note and Alpha July Note into 49 and 31 ordinary shares respectively, as a result of the issuance the issued capital and additional paid in capital increased in the amount of $3,204.

2.	During the year ending December 31, 2025, the Company issued 125,817 ordinary shares and RSU to certain investors at a cost of $7,811 recorded as finance expenses.

3.	During the year ending December 31, 2025, as part of the RBW May agreement the Company issued 224 warrants underwriters. The warrants granted to the underwriters are classified as equity-settled share-based payments under IFRS 2 and are measured at fair value at the grant date. The total amount recognized in the additional paid in capital in respect of these warrants fair value amounted to $2,718. (see Note 7.I).

As of December 31, 2025, pursuant to the agreement all the promissory notes were fully converted into 1,949 ordinary shares. As a result of the issuance the issued capital and additional paid in capital increased in the amount of $9,668

4.	As of December 31, 2025, pursuant to the RBW August agreement $13,750 of the principal amount of the promissory notes were converted into 66,794 ordinary shares. As a result of the issuance the issued capital and additional paid in capital increased in the amount of $16,176.

5.	As of December 31, 2025, pursuant to the RBW December agreement the $11,984 of the principal amount of the promissory notes were converted into 168,852 ordinary shares. As a result of the issuance the issued capital and additional paid in capital increased in the amount of $14,098.

6.	During the year ending December 31, 2025, as part of the Target SEPA agreement the Company issued 10,505 ordinary shares to the investor. The fair value of this issuance was recorded as facility fee financial expenses in the amount of $2,639 against additional paid in capital (see Note 11)

7.	During the year ending December 31, 2025, the company signed settlement agreement with Abri. According to the settlement agreement the Company paid to the borrower $500 and converted the remaining debt amount into 58,288 ordinary shares. As a result of the issuance the issued capital and additional paid in capital increased in the amount of $4,134 (see Note 12).

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands, except share and per share data)

NOTE 15 - SHAREHOLDERS’ EQUITY (CONT.):

B.	Share-Base Compensation:

In June 2018, Security Matters PTY Ltd. adopted a Share Option Plan (the “Plan”) to provide an incentive to retain, in the employment or service or directorship of the Group and provide the ability to attract new employees, directors or consultants whose services are considered valuable. The persons eligible to participate in the Share Option Plan include employees, directors and consultants of Security Matters PTY Ltd. or any subsidiary. On March 7, 2023, as part of the SPAC transaction, these options were exercised on a cashless basis and then after replaced with the Company’s shares.

During 2024:

1.	On January 31, 2024, the Company granted 702 RSUs (nil after revers stock splits) to employees, directors and service providers. The company measured the fair value of the RSU’s according to the quote share price at the grant day. The RSUs shall vest monthly in equal instalments over 18 months beginning on the anniversary of the grant date, with an acceleration clause that was effective within the year 2024. As of December 31,2024 the related share-based expenses were $585.

2.	On July 21, 2024, the Company granted 241 RSUs (nil after revers stock splits) to an advisor. The company measured the fair value of the RSU’s according to the quote share price at the grant day. The RSUs shall vest monthly in equal instalment until December 20, 2024. According to the vesting schedule all the related share-based expenses recognized as of December 31, 2024, and totalled to $43.

3.	On August 29, 2024, the Company amended its 2022 Incentive Equity Plan, to increase the number of authorized Ordinary Shares under the Incentive Plan to 53,500 (4 after reverse stock splits) As a Foreign Private Issuer, Nasdaq Rule 5615(a)(3) allows the Company to rely on home country corporate governance practices in lieu of certain of the rules in the Nasdaq Rule 5600 Series and Rule 5250(d) and, accordingly, the Company so elected to approve the amendment without stockholder approval.

4.	On August 29, 2024, the Company granted an aggregate of 14,430 fully vested RSUs (nil after reverse stock splits) to its employees, executive officers and directors, and to certain consultants and advisors of the Company. The company measured the fair value of the RSU’s according to the quote share price at the grant day. According to the vesting schedule all the related share-based expenses recognized as of December 31, 2024, and totalled to $1,176.

5.	During the year ended December 31, 2024, the Company granted 23,951 fully vested options (2 after reverse stock splits) with expiration date of 4 years from the grant date to employees and service providers. The related share-based expenses that were recognized in the year ended December 31, 2024, amounted to $874.

The options were valued using the Black-Scholes pricing model. The main inputs which were used are:

●	risk-free rate: 3.82%;
●	expected volatility: 71.56%;
●	expected term: up to 2.5 years; and
●	expected dividend yield: 0%.

6.	As of December 31, 2024, the company recorded according to previous RSUs grants that occurred during 2023 related share-based expenses of $979.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands, except share and per share data)

NOTE 15 - SHAREHOLDERS’ EQUITY (CONT.):

During 2025:

1.	On February 24, 2025, the Company amended its 2022 Incentive Equity Plan (“2022 Incentive Equity Plan”) to increase the number of authorized Ordinary Shares under the 2022 Incentive Equity Plan to 186.

●	Thereafter, the Company granted an aggregate of 143 RSUs to its executive officers and directors, certain consultants, employees and advisors. The company measured the fair value of the RSU’s according to the quote share price at the grant day. The RSUs shall fully vest until December 31, 2025. According to the vesting schedule all the related share-based expenses recognized in the period and totalled to $4,322.

●	The Company also granted 44 options to its directors, certain consultants, and advisors. The options shall fully vest until December 31, 2025. According to the vesting schedule all the related share-based expenses recognized in the period and totalled to $631.

The options were valued using the Black-Scholes pricing model. The main inputs which were used are:

●	risk-free rate: 4.14%.
●	expected volatility: 74.69%;
●	expected term: up to 2.5 years; and
●	expected dividend yield: 0%.

2.	On March 17, 2025, the Company amended the 2022 Incentive Equity Plan, to further increase the number of authorized Ordinary Shares under the 2022 Incentive Equity Plan to 207. Thereafter, the Company granted 11 stock options to certain consultants of the Company. The options shall fully vest until December 31, 2025. According to the vesting schedule all the related share-based expenses recognized in the period and totalled to $140.

The options were valued using the Black-Scholes pricing model. The main inputs which were used are:

●	risk-free rate: 4.05%.
●	expected volatility: 75.58%.
●	expected term: up to 2.5 years; and
●	expected dividend yield: 0%.

3.	On June 17, 2025, the Company amended its 2022 Incentive Equity Plan, as amended, to increase the number of authorized Ordinary Shares under the 2022 Incentive Equity Plan to 1,432.

●	Thereafter, the Company granted an aggregate of 721 RSUs to its executive officers and directors, certain consultants, employees and advisors. The company measured the fair value of the RSU’s according to the quote share price at the grant day. The RSUs shall fully vest until December 31, 2025. According to the vesting schedule all the related share-based expenses recognized in the period and totalled to $9,924.

●	The Company also granted 448 options to its directors, certain consultants, and advisors. The options shall fully vest until December 31, 2025. According to the vesting schedule all the related share-based expenses recognized in the period and totalled to $2,911.

The options were valued using the Black-Scholes pricing model. The main inputs which were used are:

●	risk-free rate: 3.92%.
●	expected volatility: 74.23%.
●	expected term: up to 2.5 years.
●	and expected dividend yield: 0%.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands, except share and per share data)

NOTE 15 - SHAREHOLDERS’ EQUITY (CONT.):

4.	On July 3, 2025, the Company amended its 2022 Incentive Equity Plan, as amended, to increase the number of authorized Ordinary Shares under the 2022 Incentive Equity Plan to 1,563.

●	Thereafter, the Company granted an aggregate of 128 RSUs to its executive officers and directors, certain consultants, employees and advisors. The company measured the fair value of the RSU’s according to the quote share price at the grant day. The RSUs shall fully vest until December 31, 2025. According to the vesting schedule all the related share-based expenses recognized in the period and totalled to $1,727.

●	The Company also granted 12 options to its directors, certain consultants, and advisors. The options shall fully vest until December 31, 2025. According to the vesting schedule all the related share-based expenses recognized in the period and totalled to $119.

The options were valued using the Black-Scholes pricing model. The main inputs which were used are:

●	risk-free rate: 3.86%.
●	expected volatility: 142%.
●	expected term: up to 2.5 years.
●	and expected dividend yield: 0%.

5.	On August 26, 2025, the Company amended its 2022 Incentive Equity Plan, to increase the number of authorized Ordinary Shares under the 2022 Incentive Equity Plan to 18,309.

●	Thereafter, the Company granted an aggregate of 12,566 RSUs to its executive officers and directors, certain consultants, employees and advisors. The company measured the fair value of the RSU’s according to the quote share price at the grant day. The RSUs shall fully vest until December 31, 2025. According to the vesting schedule all the related share-based expenses recognized in the period and totalled to $20,773.

●	The Company also granted 3,758 options to its directors, certain consultants, and advisors. The options shall fully vest until December 31, 2025. According to the vesting schedule all the related share-based expenses recognized in the period and totalled to $4,896.

The options were valued using the Black-Scholes pricing model. The main inputs which were used are:

●	risk-free rate: 3.62%.
●	expected volatility: 144%.
●	expected term: up to 2.5 years.
●	and expected dividend yield: 0%.

6.	On September 4, 2025, the Company amended its 2022 Incentive Equity Plan to increase the number of authorized Ordinary Shares under the 2022 Incentive Equity Plan to 25,708.

●	Thereafter, the Company granted an aggregate of 4,110 RSUs to its executive officers and directors. The company measured the fair value of the RSU’s according to the quote share price at the grant day. The RSUs shall fully vest until December 31, 2025. According to the vesting schedule all the related share-based expenses recognized in the period and totalled to $2,642.

●	The Company also granted 3,288 options to its directors. The options shall fully vest until December 31, 2025. According to the vesting schedule all the related share-based expenses recognized in the period and totalled to $1,428.

The options were valued using the Black-Scholes pricing model. The main inputs which were used are:

●	risk-free rate: 3.57%.
●	expected volatility: 147%.
●	expected term: up to 2.5 years.
●	and expected dividend yield: 0%.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands, except share and per share data)

NOTE 15 - SHAREHOLDERS’ EQUITY (CONT.):

7.	On October 29, 2025, the Company further amended its Incentive Plan to increase the number of authorized Ordinary Shares under the Incentive Plan to 233,324.

●	Thereafter, the Company granted an aggregate of 150,272 RSUs to its executive officers and directors, certain consultants, employees and advisors. The company measured the fair value of the RSU’s according to the quote share price at the grant day. The RSUs shall fully vest until December 31, 2025. According to the vesting schedule all the related share-based expenses recognized in the period and totalled to $17,316.

●	The Company also granted 52,480 options to its directors, certain consultants, and advisors. The options shall fully vest until December 31, 2025. According to the vesting schedule all the related share-based expenses recognized in the period and totalled to $4,817.

The options were valued using the Black-Scholes pricing model. The main inputs which were used are:

●	risk-free rate: 3.6%.
●	expected volatility: 142%.
●	expected term: up to 2.5 years.
●	and expected dividend yield: 0%.

8.	On November 21, 2025, the Company further amended its 2022 Incentive Equity Plan to increase the number of authorized Ordinary Shares under the Incentive Plan to 2,442,092.

●	Thereafter, the Company granted an aggregate of 1,360,896 RSUs to its executive officers and directors, certain consultants, employees and advisors. The company measured the fair value of the RSU’s according to the quote share price at the grant day. The RSUs shall fully vest until December 31, 2025. According to the vesting schedule all the related share-based expenses recognized in the period and totalled to $28,175.

●	The Company also granted 808,960 options to its directors, certain consultants, and advisors. The options shall fully vest until December 31, 2025. According to the vesting schedule all the related share-based expenses recognized in the period and totalled to $13,975.

The options were valued using the Black-Scholes pricing model. The main inputs which were used are:

●	risk-free rate: 3.56%.
●	expected volatility: 142%.
●	expected term: up to 2.5 years.
●	and expected dividend yield: 0%.

9.	As of December 31, 2025, the company recorded according to previous RSUs and options grants that occurred during 2023-2024 related share-based expenses of $409.

The related share-based expenses that were recognized in the year ended December 31, 2025, amounted to $114,205.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands, except share and per share data)

NOTE 15 - SHAREHOLDERS’ EQUITY (CONT.):

Summary of the status of the Company’s Share Option Plan granted to employees, directors, advisors and service providers and changes during the relevant period are presented below:

RSUs granted to employees, directors and service providers:

	Year ended December 31, 2025	Year ended December 31, 2024

Outstanding at the beginning of the year	*	*
Granted	1,528,836	1
Vested	(1,528,832)	(1)
Forfeited	(4)	*
Outstanding at the end of year	-	*

*	Nil after reverse stock split

Options granted to employees, directors, advisors and service providers:

	Year ended December 31, 2025		Year ended December 31, 2024
	Number of options	Weighted average Exercise price (USD$)	Number of options	Weighted average Exercise price (USD$)
Outstanding at beginning of year	*	-	*	-
Issue of options	869,001	183,639	*	-
Outstanding at the end of year	869,001	183,639	*	-
Exercisable options	869,001	183,639	*	-

*	Nil after reverse stock split